Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000240309 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240309 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240309 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240309 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240309 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240309 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240309 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240309 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240309 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240309 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000240310 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240310 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240310 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240310 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240310 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240310 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240310 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240310 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240310 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240310 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000030278 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030278 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030278 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030278 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030278 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030278 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030278 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030278 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030278 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000170849 | SectorIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170849 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000170849 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170849 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000170849 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000170849 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170849 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000170849 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170849 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000170849 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	16.30%